Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment		¥ 282,061,272	¥ 284,328,093	[1]
Investments in associates and joint ventures		19,553,964	19,517,623	[1]
Investment property		232,554	217,406	[1]
Available-for-sale financial assets	[1]		1,604,993
Other equity instrument investments		2,083,419
Land use rights		11,450,034	11,264,785	[1]
Power generation licenses		4,014,972	3,916,246	[1]
Mining rights		1,511,186	1,646,271	[1]
Deferred income tax assets		2,282,585	2,300,091	[1]
Derivative financial assets		5,970	75,328	[1]
Goodwill		15,572,227	15,484,120	[1]
Other non-current assets		19,336,059	7,696,845	[1]
Total non-current assets		358,104,242	348,051,801	[1]
Current assets
Inventories		9,543,691	7,385,411	[1]
Other receivables and assets		6,455,911	6,081,517	[1]
Accounts receivable		29,278,938	25,447,595	[1]
Contract assets		11,058
Derivative financial assets		28,735	258,364	[1]
Bank balances and cash		15,832,788	9,364,823	[1]
Assets held for sale		647,948	0	[1]
Total current assets		61,799,069	48,537,710	[1]
Total assets		419,903,311	396,589,511	[1],[2]
Capital and reserves attributable to equity holders of the Company
Share capital		15,698,093	15,200,383	[1]
Other equity instruments		10,077,396	5,068,550	[1]
Capital surplus		26,194,931	24,114,400	[1]
Surplus reserves		8,140,030	8,140,030	[1]
Currency translation differences		(340,337)	(675,054)	[1]
Retained earnings		34,665,305	35,793,257	[1]
Capital and reserves attributable to equity holders of the Company		94,435,418	87,641,566	[1]
Non-controlling interests		21,686,252	19,973,038	[1]
Total equity		116,121,670	107,614,604	[1]
Non-current liabilities
Long-term loans		129,548,161	107,030,958	[1]
Long-term bonds		25,984,663	15,993,833	[1]
Deferred income tax liabilities		3,866,159	4,566,680	[1]
Derivative financial liabilities		231,308	148,486	[1]
Other non-current liabilities		5,945,136	5,284,462	[1]
Total non-current liabilities		165,575,427	133,024,419	[1]
Current liabilities
Accounts payable and other liabilities		35,138,680	38,900,132	[1]
Contract liabilities		1,976,647
Taxes payable		1,474,437	1,302,210	[1]
Dividends payable		1,267,833	1,735,426	[1]
Derivative financial liabilities		313,984	62,178	[1]
Short-term bonds		11,541,454	11,068,357	[1]
Short-term loans		61,038,772	80,251,348	[1]
Current portion of long-term loans		20,620,849	18,098,458	[1]
Current portion of long-term bonds		3,993,479	3,997,033	[1]
Current portion of other non-current liabilities		475,646	535,346	[1]
Liabilities held for sale		364,433	0	[1]
Total current liabilities		138,206,214	155,950,488	[1]
Total liabilities		303,781,641	288,974,907	[1],[2]
Total equity and liabilities		¥ 419,903,311	¥ 396,589,511	[1]

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.